Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
November 30, 2022
SLD-NPRT1-0123
1.9904903.100
Nonconvertible Bonds - 61.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 3.9758% 3/25/24 (b)(c)	50,000	49,630
0.9% 3/25/24	75,000	71,194
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.8058% 3/22/24 (b)(c)	150,000	149,016
0.75% 3/22/24	75,000	71,300
		341,140
Media - 0.8%
Discovery Communications LLC 2.95% 3/20/23	25,000	24,834
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 4.9944% 3/15/24 (b)(c)(d)	50,000	49,831
3.428% 3/15/24 (d)	75,000	72,822
		147,487
TOTAL COMMUNICATION SERVICES		488,627
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 1.6%
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 4.0908% 10/15/24 (b)(c)	75,000	72,782
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.8989% 3/8/24 (b)(c)	75,000	73,530
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (b)(c)	50,000	49,787
4.25% 5/15/23	50,000	49,820
Toyota Motor Corp. 3.419% 7/20/23	50,000	49,586
		295,505
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.2185% 2/14/24 (b)(c)	155,000	154,089
Specialty Retail - 1.1%
AutoZone, Inc. 3.125% 7/15/23	105,000	103,789
The Home Depot, Inc. 2.7% 4/1/23	105,000	104,326
		208,115
TOTAL CONSUMER DISCRETIONARY		657,709
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Conagra Brands, Inc. 3.2% 1/25/23	25,000	24,943
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd. 2.95% 1/15/23	25,000	24,979
Chevron Corp. 1.141% 5/11/23	50,000	49,253
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 4.4322% 2/16/24 (b)(c)	50,000	49,512
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.2026% 2/17/23 (b)(c)	80,000	79,925
0.55% 10/4/23	20,000	19,223
4% 10/1/23	25,000	24,718
		247,610
FINANCIALS - 36.5%
Banks - 22.0%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4605% 2/4/25 (b)(c)	125,000	122,817
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 4.3385% 10/24/24 (b)(c)	100,000	99,003
0.523% 6/14/24 (b)	50,000	48,524
3.004% 12/20/23 (b)	50,000	49,941
3.3% 1/11/23	75,000	74,875
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 3.8839% 1/10/25 (b)(c)	108,000	105,882
3.3% 2/5/24	150,000	147,243
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 3.9158% 4/15/24 (b)(c)	50,000	49,546
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.0268% 7/31/24 (b)(c)	50,000	49,400
0.55% 9/15/23	50,000	48,301
1.95% 2/1/23	50,000	49,789
3.4% 2/11/24	50,000	49,138
BB&T Corp. 3.75% 12/6/23	300,000	296,967
BNP Paribas SA 3.25% 3/3/23	308,000	306,784
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 4.1063% 3/17/23 (b)(c)	105,000	105,038
0.45% 6/22/23	100,000	97,552
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	190,000	188,469
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.2484% 1/25/26 (b)(c)	40,000	38,940
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.172% 5/24/25 (b)(c)	50,000	49,849
3.375% 3/1/23	108,000	107,554
Fifth Third Bancorp 1.625% 5/5/23	233,000	229,635
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.345% 6/1/25 (b)(c)	50,000	48,969
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.8064% 3/16/24 (b)(c)	100,000	99,396
0.697% 3/16/24 (b)	150,000	147,820
3.375% 5/1/23	100,000	99,342
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.8397% 3/2/23 (b)(c)	75,000	75,069
3 month U.S. LIBOR + 0.860% 5.1869% 7/26/23 (b)(c)	25,000	25,047
3.455% 3/2/23	195,000	194,287
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 3.7524% 10/7/24 (b)(c)	50,000	49,127
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.0068% 7/29/24 (b)(c)	50,000	49,330
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.0468% 10/26/23 (b)(c)	50,000	49,765
1.6% 4/17/23	250,000	247,026
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.4477% 3/4/24 (b)(c)	50,000	49,520
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.0928% 1/27/23 (b)(c)	50,000	50,007
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 4.0489% 3/8/24 (b)(c)	50,000	49,874
0.75% 6/12/23	200,000	195,714
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (b)(c)	50,000	48,846
Wells Fargo & Co.:
1.654% 6/2/24 (b)	108,000	106,047
4.125% 8/15/23	265,000	263,895
		4,164,328
Capital Markets - 6.0%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.7544% 10/25/24 (b)(c)	150,000	148,066
2.95% 1/29/23	75,000	74,773
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.7127% 12/6/23 (b)(c)	25,000	24,912
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2419% 1/24/25 (b)(c)	80,000	78,557
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 4.6044% 3/15/24 (b)(c)	75,000	75,084
3.2% 2/23/23	75,000	74,730
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 4.2668% 11/10/23 (b)(c)	50,000	49,777
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.2335% 1/24/25 (b)(c)	50,000	49,200
0.791% 1/22/25 (b)	150,000	141,078
3.125% 1/23/23	75,000	74,856
3.737% 4/24/24 (b)	50,000	49,655
State Street Corp.:
3.1% 5/15/23	100,000	99,204
3.7% 11/20/23	200,000	197,694
		1,137,586
Consumer Finance - 5.4%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 3.9783% 11/3/23 (b)(c)	105,000	104,115
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 4.4683% 5/3/24 (b)(c)	50,000	49,826
3.4% 2/27/23	75,000	74,799
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.1503% 5/9/25 (b)(c)	45,000	44,330
2.6% 5/11/23	203,000	200,799
3.2% 1/30/23	25,000	24,934
3.9% 1/29/24	175,000	172,483
John Deere Capital Corp. 2.7% 1/6/23	75,000	74,868
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 3.7489% 1/11/24 (b)(c)	50,000	49,843
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.0114% 12/29/23 (b)(c)	57,000	56,911
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.9258% 3/22/24 (b)(c)	50,000	49,909
2.9% 3/30/23	125,000	124,272
		1,027,089
Diversified Financial Services - 0.9%
AIG Global Funding 0.8% 7/7/23 (d)	50,000	48,745
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5% 5/24/24 (b)(c)(d)	75,000	73,557
Equitable Holdings, Inc. 3.9% 4/20/23	50,000	49,790
		172,092
Insurance - 2.2%
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 3.8096% 4/6/23 (b)(c)(d)	75,000	74,868
0.5% 11/17/23 (d)	50,000	47,773
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	75,000	73,982
4.05% 10/15/23	75,000	74,064
MetLife, Inc. 4.368% 9/15/23 (b)	100,000	99,745
New York Life Global Funding 1.1% 5/5/23 (d)	50,000	49,232
		419,664
TOTAL FINANCIALS		6,920,759
HEALTH CARE - 4.5%
Biotechnology - 0.1%
AbbVie, Inc. 2.85% 5/14/23	25,000	24,754
Health Care Providers & Services - 3.0%
Cigna Corp.:
0.613% 3/15/24	75,000	70,969
3% 7/15/23	50,000	49,356
3.75% 7/15/23	50,000	49,653
CVS Health Corp. 4% 12/5/23	100,000	99,210
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,689
Humana, Inc.:
0.65% 8/3/23	100,000	97,042
2.9% 12/15/22	25,000	24,983
UnitedHealth Group, Inc.:
2.875% 3/15/23	75,000	74,627
3.5% 6/15/23	75,000	74,564
		565,093
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.0097% 10/18/24 (b)(c)	115,000	113,936
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co.:
0.537% 11/13/23	75,000	72,001
3.25% 2/20/23	75,000	74,805
		146,806
TOTAL HEALTH CARE		850,589
INDUSTRIALS - 1.5%
Machinery - 1.1%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 3.4396% 9/13/24 (b)(c)	200,000	198,863
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	30,000	28,252
2.75% 1/15/23	50,000	49,807
		78,059
TOTAL INDUSTRIALS		276,922
INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	25,015
IT Services - 0.3%
The Western Union Co. 4.25% 6/9/23	50,000	49,663
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (b)(c)	50,000	49,317
Software - 2.7%
Microsoft Corp.:
2.375% 5/1/23	50,000	49,547
3.625% 12/15/23	100,000	99,077
Oracle Corp. 3.625% 7/15/23	150,000	149,117
Roper Technologies, Inc.:
2.35% 9/15/24	75,000	71,776
3.65% 9/15/23	150,000	148,203
		517,720
TOTAL INFORMATION TECHNOLOGY		641,715
MATERIALS - 0.7%
Chemicals - 0.7%
The Mosaic Co. 4.25% 11/15/23	130,000	128,711
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.8489% 1/11/24 (b)(c)	105,000	104,275
UTILITIES - 6.5%
Electric Utilities - 5.1%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,660
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (b)(c)	155,000	154,284
Edison International 2.95% 3/15/23	25,000	24,859
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0491% 8/15/23 (b)(c)	80,000	79,664
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 3.656% 6/28/24 (b)(c)	105,000	102,605
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.1483% 11/3/23 (b)(c)	50,000	49,573
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.35% 3/1/23 (b)(c)	100,000	99,921
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.2031% 4/1/24 (b)(c)	75,000	74,455
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.5457% 12/2/22 (b)(c)	50,000	50,000
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (b)(c)	45,000	44,856
2.95% 7/1/23	75,000	74,163
Tampa Electric Co. 3.875% 7/12/24	85,000	83,034
Virginia Electric & Power Co. 2.75% 3/15/23	50,000	49,698
		961,772
Gas Utilities - 0.2%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 3.6201% 9/14/23 (b)(c)	50,000	49,876
Multi-Utilities - 1.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (b)(c)	75,000	73,924
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 3.8226% 9/15/23 (b)(c)	150,000	149,695
		223,619
TOTAL UTILITIES		1,235,267
TOTAL NONCONVERTIBLE BONDS (Cost $11,621,846)		11,577,127

U.S. Treasury Obligations - 33.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.12% to 4.38% 12/8/22 to 6/15/23 (Cost $6,363,737)	6,450,000	6,345,740

Asset-Backed Securities - 2.5%
	Principal Amount (a)	Value ($)
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.0408% 12/26/24 (b)(c)	21,817	21,792
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	30,000	29,174
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	7,869	7,599
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 5/15/25 (b)(c)	6,731	6,719
Series 2022-3 Class A2A, 3.81% 9/15/25	18,000	17,785
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.8177% 10/15/24 (b)(c)	7,002	6,994
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	97,618
Series 2022-C Class A2A, 4.52% 4/15/25	24,000	23,877
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 3.8177% 2/15/25 (b)(c)	15,000	15,000
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	25,000	24,170
Series 2022-2 Class A2, 2.93% 10/21/24	9,129	9,000
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	25,000	24,681
Series 2022-4 Class A2A, 4.6% 11/17/25	25,000	24,833
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	20,000	19,786
Series 2022-C Class A2A, 5.35% 11/17/25	63,000	62,951
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	69,000	68,955
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 3.7877% 10/15/25 (b)(c)	13,000	12,962
TOTAL ASSET-BACKED SECURITIES (Cost $476,522)		473,896

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $449,272)	449,182	449,272

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $18,911,377)	18,846,035
NET OTHER ASSETS (LIABILITIES) - 0.6%	107,218
NET ASSETS - 100.0%	18,953,253

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $514,446 or 2.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	826,951	7,349,299	7,726,978	5,377	-	-	449,272	0.0%
Total	826,951	7,349,299	7,726,978	5,377	-	-	449,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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